SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
(NO. 333-177613)
UNDER THE SECURITIES ACT OF 1933
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Pre-Effective Amendment No.__
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Post-Effective Amendment No. 34
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and
REGISTRATION STATEMENT
(NO. 811-22619)
UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 37
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VANGUARD CHARLOTTE FUNDS
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)
Registrant’s Telephone Number (610) 669-1000
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
It is proposed that this filing will become effective (check appropriate box)
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immediately upon filing pursuant to paragraph (b)
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on October 28, 2020, pursuant to paragraph (b)
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60 days after filing pursuant to paragraph (a)(1)
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on (date) pursuant to paragraph (a)(1)
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75 days after filing pursuant to paragraph (a)(2)
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on (date) pursuant to paragraph (a)(2) of rule 485 If appropriate, check the following box:
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This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 34 under the Securities Act of 1933, as amended (the "Securities Act") (Amendment No. 37 under the Investment Company Act of 1940, as amended) to the registration statement on Form N-1A (the "Registration Statement") of Vanguard Charlotte Funds (the "Trust") is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until October 28, 2020, the pending effective date of the Trust's 23rd Post-Effective Amendment. By way of further background:

•Post-Effective Amendment No. 33 was filed under Rule 485(b)(1)(iii) on September 1, 2020, for the sole purpose of extending to September 30, 2020, the then-pending effective date of Post-Effective Amendment No. 32.

•Post-Effective Amendment No. 32 was filed under Rule 485(b)(1)(iii) on August 4, 2020, for the sole purpose of extending to September 2, 2020, the then-pending effective date of Post-Effective Amendment No. 31.

•Post-Effective Amendment No. 31 was filed under Rule 485(b)(1)(iii) on July 7, 2020, for the sole purpose of extending to August 5, 2020, the then-pending effective date of Post-Effective Amendment No. 30.

•Post-Effective Amendment No. 30 was filed under Rule 485(b)(1)(iii) on June 9, 2020, for the sole purpose of extending to July 8, 2020, the then-pending effective date of Post-Effective Amendment No. 29.

•Post-Effective Amendment No. 29 was filed under Rule 485(b)(1)(iii) on May 12, 2020, for the sole purpose of extending to June 10, 2020, the then-pending effective date of Post-Effective Amendment No. 28.

•Post-Effective Amendment No. 28 was filed under Rule 485(b)(1)(iii) on April 14, 2020, for the sole purpose of extending to May 13, 2020, the then-pending effective date of Post-Effective Amendment No. 26.

•Post-Effective Amendment No. 26 was filed under Rule 485(b)(1)(iii) on March 17, 2020, for the sole purpose of extending to April 15, 2020, the then-pending effective date of Post-Effective Amendment No. 24.

•Post-Effective Amendment No. 24 was filed under Rule 485(b)(1)(iii) on February 21, 2020, for the sole purpose of extending to March 18, 2020, the then-pending effective date of Post-Effective Amendment No. 23.

•Post-Effective Amendment No. 23 was filed under Rule 485(a) on December 5, 2019, for the purpose of adding Vanguard Total International Bond II Index Fund, a new series of the Trust, and which will be offered in an Investor Share Class, an Admiral Share Class, and an Institutional Share Class. Post-Effective Amendment No. 23 originally requested that the Amendment become effective February 25, 2020.

This Post-Effective Amendment No. 34 incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 23 to the Registrant's Registration Statement.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 29th day of September, 2020.
VANGUARD CHARLOTTE FUNDS
BY:
/s/ Mortimer J. Buckley*

Mortimer J. Buckley
Chairman and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:
Signature	Title	Date
/s/ Mortimer J. Buckley* Mortimer J. Buckley	Chairman and Chief Executive Officer	September 29, 2020
/s/ Emerson U. Fullwood* Emerson U. Fullwood	Trustee	September 29, 2020
/s/ Amy Gutmann* Amy Gutmann	Trustee	September 29, 2020
/s/ Joseph Loughrey* Joseph Loughrey	Trustee	September 29, 2020
/s/ Mark Loughridge* Mark Loughridge	Trustee	September 29, 2020
/s/ Scott C. Malpass* Scott C. Malpass	Trustee	September 29, 2020
/s/ Deanna Mulligan* Deanna Mulligan	Trustee	September 29, 2020
/s/ André F. Perold* André F. Perold	Trustee	September 29, 2020
/s/ Sarah Bloom Raskin* Sarah Bloom Raskin	Trustee	September 29, 2020
/s/ Peter F. Volanakis* Peter F. Volanakis	Trustee	September 29, 2020
/s/ John Bendl* John Bendl	Chief Financial Officer	September 29, 2020
*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 (see File Number 33-32216) and a Power of Attorney filed on October 30, 2019 (see File Number 811-02554), Incorporated by Reference.